Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes Details [Abstract]
Current tax expense	$ 76	$ 133	$ 0
Deferred tax recovery	(412)	(365)	0
Income tax recovery	$ (336)	$ (232)	$ 0